Divestitures	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Discontinued Operations and Disposal Groups [Abstract]
Divestitures

(3) Divestitures

In February 2014, WRI sold five restaurants to an existing franchisee, which had a carrying value of $1.0 million, comprised of $610,000 in net assets and $442,000 in allocated goodwill, for proceeds of $1.1 million, resulting in a gain on disposal of approximately $100,000. Upon disposal of the assets, any gain or loss is recorded on the Consolidated Statements of Operations in SG&A.

(3) Divestures

In February 2014, WRI sold five restaurants to an existing franchisee, which had a carrying value of $1.0 million, comprised of $610,000 in net assets and $442,000 in allocated goodwill, for proceeds of $1.1 million, resulting in a gain on disposal of approximately $100,000. In October 2012, WRI sold a restaurant to an existing franchisee, which had a carrying value of $150,000, comprised of $25,000 in net assets and $125,000 in allocated goodwill, for proceeds of $170,000, resulting in a gain on disposal of approximately $20,000. Upon disposal of the assets, any gain or loss is recorded on the Consolidated Statements of Operations in selling, general and administrative.